INCOME TAXES	12 Months Ended
Dec. 31, 2018
Incomes Taxes [Abstract]
INCOME TAXES
8. INCOME TAXES
We recognize deferred tax assets and liabilities based on the difference between the financial reporting and tax basis of assets and liabilities using the tax rates enacted or substantively enacted when the temporary differences are expected to reverse. Deferred tax assets are fully recognized when we conclude sufficient positive evidence exists to demonstrate that it is probable that a deferred tax asset will be realized. These factors included, but not limited to, (a) historic and expected future levels of taxable income; (b) tax plans that affect whether tax assets can be realized; and (c) the nature, amount and expected timing of reversal of taxable temporary differences. Levels of future income are affected by market price of gold, forecasted future costs of production and quantities of proven and probable gold reserves.  If these factors or other circumstances changes, the Company records an adjustment to the recognition of deferred tax asset to reflect the Company’s latest assessment of the amount of deferred tax asset that is probable to be realized.
Our net deferred tax assets at December 31, 2018 and 2017 include the following components:

	As of	As of
	December 31, 2018	December 31, 2017
Deferred tax assets
Tax losses carried forward	$10,322	$17,773
Deductible temporary differences relating to provisions	5,995	4,821
Deferred tax liabilities
Mine property costs	15,723	9,650
Net deferred tax assets	$594	$12,944

The Company has recognized $0.6 million of net deferred tax assets as at December 31, 2018 following an assessment in the prior year of future profitability of the Company’s subsidiary Golden Star (Wassa) Limited and concluded the realization of the net deferred tax assets is probable.
The composition of our unrecognized deferred tax assets by tax jurisdiction is summarized as follows:

	As of	As of
	December 31, 2018	December 31, 2017
Deductible temporary differences
Canada	$8,844	$12,755
Ghana	31,509	44,232
	$40,353	$56,987

Tax losses
Canada	$50,718	$48,411
U.S.	175	311
Ghana	287,545	257,771
	$338,438	$306,493

Total unrecognized deferred tax assets
Canada	$59,562	$61,166
U.S.	175	311
Ghana	319,054	302,003
	$378,791	$363,480

The income tax expense/(recovery) includes the following components:

	For the years ended December 31,
	2018	2017
Current tax recovery
Current tax on net earnings	$12,350	$—
Deferred tax recovery
Recovery of previously unrecognized deferred tax assets	—	(12,944)
Income tax expense/(recovery)	$12,350	$(12,944)

A reconciliation of expected income tax on net (loss)/income before minority interest at statutory rates with the actual income tax expense/(recovery) is as follows:

	For the years ended December 31,
	2018	2017
Net (loss)/income before tax	$(11,721)	$28,015
Statutory tax rate	26.5%	26.5%
Tax benefit at statutory rate	$(3,106)	$7,424

Foreign tax rates	(15,562)	(10,629)
Other	132	74
Non taxable/deductible items	(676)	(20)
Change in unrecognized deferred tax assets due to exchange rates	3,427	(1,180)
Change in unrecognized deferred tax assets	28,135	(8,613)
Deferred income tax expense/(recovery)	$12,350	$(12,944)

 At December 31, 2018, the Company had a tax pool and loss carryovers expiring as follows:

	Canada	Ghana	Other
2019	$—	$33,488	$—
2020	—	109,841	—
2021	—	12,822
2026	8,115		—
2027	12,306	117,889	—
2028	11,106	—	—
2029	16,841	—	—
2030	15,052	—	—
2031	28,240	—	—
2032	13,670	—	—
2033	5,884	—	347
2034	—	—	364
2035	8,049	—	1
2036	13,123	—	120
2037	14,827
Indefinite	37,867	577,012	—
Total	$185,080	$851,052	$832

$821.6 million of the Ghana tax pool is usable against taxable income generated at Prestea, with the remaining amount totaling $29.5 million usable against taxable income generated at Wassa.